Significant accounting policies	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant accounting policies

Note 2 Significant accounting policies
 a) Basis of presentation
The financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB). The financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair value as described in our accounting policies.
All amounts are in millions of Canadian dollars, except where noted.
FUNCTIONAL CURRENCY
The financial statements are presented in Canadian dollars, the company’s functional currency.

b) Basis of consolidation
We consolidate the financial statements of all of our subsidiaries. Subsidiaries are entities we control, where control is achieved when the company is exposed or has the right to variable returns from its involvement with the investee and has the current ability to direct the activities of the investee that significantly affect the investee’s returns.
The results of subsidiaries acquired during the year are consolidated from the date of acquisition and the results of subsidiaries sold during the year are deconsolidated from the date of disposal. Where necessary, adjustments are made to the financial statements of acquired subsidiaries to conform their accounting policies to ours. All intercompany transactions, balances, income and expenses are eliminated on consolidation.
Changes in BCE’s ownership interest in a subsidiary that do not result in a change of control are accounted for as equity transactions, with no effect on net earnings or on other comprehensive (loss) income.

c) Revenue recognition
We recognize revenues from the sale of products or the rendering of services when they are earned; specifically when all the following conditions are met:

•	the significant risks and rewards of ownership are transferred to customers and we retain neither continuing managerial involvement nor effective control

•	there is clear evidence that an arrangement exists

•	the amount of revenues and related costs can be measured reliably

•	it is probable that the economic benefits associated with the transaction will flow to the company
In particular, we recognize:

•	fees for local, long distance and wireless services when we provide the services

•	other fees, such as network access fees, licence fees, hosting fees, maintenance fees and standby fees over the term of the contract

•	subscriber revenues when customers receive the service

•	revenues from the sale of equipment when the equipment is delivered and accepted by customers

•	revenues on long-term contracts as services are provided, equipment is delivered and accepted, and contract milestones are met

•	advertising revenue, net of agency commissions, when advertisements are aired on radio or TV, posted on our website or appear on the company’s advertising panels and street furniture
We measure revenues at the fair value of the arrangement consideration. We record payments we receive in advance, including upfront non-refundable payments, as deferred revenues until we provide the service or deliver the product to customers. Deferred revenues are presented in Trade payables and other liabilities or in Other non-current liabilities in the consolidated statements of financial position (statements of financial position).
Revenues are reduced for customer rebates and allowances and exclude sales and other taxes we collect from our customers.
We expense subscriber acquisition costs when the related services are activated.
MULTIPLE-ELEMENT ARRANGEMENTS
We enter into arrangements that may include the sale of a number of products and services together, primarily to our wireless and business customers. When two or more products or services have value to our customers on a stand-alone basis, we separately account for each product or service according to the methods previously described. The total price to the customer is allocated to each product or service based on its relative fair value. When an amount allocated to a delivered item is contingent upon the delivery of additional items or meeting specified performance conditions, the amount allocated to that delivered item is limited to the non-contingent amount.
If the conditions to account for each product or service separately are not met, we recognize revenues proportionately over the term of the sale agreement.
SUBCONTRACTED SERVICES
We may enter into arrangements with subcontractors and others who provide services to our customers. When we act as the principal in these arrangements, we recognize revenues based on the amounts billed to our customers. Otherwise, we recognize the net amount that we retain as revenues.

d) Share-based payments
Our share-based payment arrangements include stock options, restricted share units and performance share units (RSUs/PSUs), deferred share units (DSUs), an employee savings plan (ESP) and a deferred share plan (DSP).
STOCK OPTIONS
We use a fair value-based method to measure the cost of our employee stock options, based on the number of stock options that are expected to vest. We recognize compensation expense in Operating costs in the consolidated income statements (income statements). Compensation expense is adjusted for subsequent changes in management’s estimate of the number of stock options that are expected to vest.
We credit contributed surplus for stock option expense recognized over the vesting period. When stock options are exercised, we credit share capital for the amount received and the amounts previously credited to contributed surplus.
RSUs/PSUs
For each RSU/PSU granted, we recognize compensation expense in Operating costs in the income statements, equal to the market value of a BCE common share at the date of grant and based on the number of RSUs/PSUs expected to vest, recognized over the term of the vesting period, with a corresponding credit to contributed surplus. Additional RSUs/PSUs are issued to reflect dividends declared on the common shares.
Compensation expense is adjusted for subsequent changes in management’s estimate of the number of RSUs/PSUs that are expected to vest. The effect of these changes is recognized in the period of the change. Upon settlement of the RSUs/PSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit. Vested RSUs/PSUs are settled in BCE common shares, DSUs, or a combination thereof.
DSUs
If compensation is elected to be taken in DSUs, we issue DSUs equal to the fair value of the services received. Additional DSUs are issued to reflect dividends declared on the common shares. DSUs are settled in BCE common shares purchased on the open market following the cessation of employment or when a director leaves the board. We credit contributed surplus for the fair value of DSUs at the issue date. Upon settlement of the DSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
ESP
We recognize our ESP contributions as compensation expense in Operating costs in the income statements. We credit contributed surplus for the ESP expense recognized over the two-year vesting period, based on management’s estimate of the accrued contributions that are expected to vest. Upon settlement of shares under the ESP, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
DSP
For each deferred share granted under the DSP, we recognize compensation expense in Operating costs in the income statements equal to the market value of a BCE common share and based on the number of deferred shares expected to vest, recognized over the vesting period. Additional deferred shares are issued to reflect dividends declared on the common shares.
Compensation expense is adjusted for subsequent changes in the market value of BCE common shares and any change in management’s estimate of the number of deferred shares that are expected to vest. The cumulative effect of any change in value is recognized in the period of the change. Participants have the option to receive either BCE common shares or a cash equivalent for each vested deferred share upon qualifying for payout under the terms of the grant.

e) Income and other taxes
Current and deferred income tax expense is recognized in the income statements, except to the extent that the expense relates to items recognized in other comprehensive (loss) income or directly in equity.
A current or non-current tax asset (liability) is the estimated tax receivable (payable) on taxable earnings (loss) for the current or past periods. We also record future tax liabilities, which are included in Other non-current liabilities in the statements of financial position.

We use the liability method to account for deferred tax assets and liabilities, which arise from:

•	temporary differences between the carrying amount of assets and liabilities recognized in the statements of financial position and their corresponding tax bases

•	the carryforward of unused tax losses and credits, to the extent they can be used in the future
Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply when the asset or liability is recovered or settled. Both our current and deferred tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted at the reporting date.
Deferred taxes are provided on temporary differences arising from investments in subsidiaries, joint arrangements and associates, except where we control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Tax liabilities are, where permitted, offset against tax assets within the same taxable entity and tax jurisdiction.
INVESTMENT TAX CREDITS (ITCs), OTHER TAX CREDITS AND GOVERNMENT GRANTS
We recognize ITCs, other tax credits and government grants given on eligible expenditures when it is reasonably assured that they will be realized. They are presented as part of Trade and other receivables in the statements of financial position when they are expected to be utilized in the next year. We use the cost reduction method to account for ITCs and government grants, under which the credits are applied against the expense or asset to which the ITC or government grant relates.

f) Cash equivalents
Cash equivalents are comprised of highly liquid investments with original maturities of three months or less from the date of purchase.

g) Securitization of trade receivables
Proceeds on the securitization of trade receivables are recognized as a collateralized borrowing as we do not transfer control and substantially all the risks and rewards of ownership to another entity.

h) Inventory
We measure inventory at the lower of cost and net realizable value. Inventory includes all costs to purchase, convert and bring the inventories to their present location and condition. We determine cost using specific identification for major equipment held for resale and the weighted average cost formula for all other inventory. We maintain inventory valuation reserves for inventory that is slow-moving or potentially obsolete, calculated using an inventory aging analysis.

i) Property, plant and equipment
We record property, plant and equipment at historical cost. Historical cost includes expenditures that are attributable directly to the acquisition or construction of the asset, including the purchase cost, and labour.
Borrowing costs are capitalized for qualifying assets, if the time to build or develop is in excess of one year, at a rate that is based on our weighted average interest rate on our outstanding long-term debt. Gains or losses on the sale or retirement of property, plant and equipment are recorded in Other (expense) income in the income statements.

LEASES
Leases of property, plant and equipment are recognized as finance leases when we obtain substantially all the risks and rewards of ownership of the underlying assets. At the inception of the lease, we record an asset together with a corresponding long-term lease liability, at the lower of the fair value of the leased asset or the present value of the minimum future lease payments. If there is reasonable certainty that the lease transfers ownership of the asset to us by the end of the lease term, the asset is amortized over its useful life. Otherwise, the asset is amortized over the shorter of its useful life and the lease term. The long-term lease liability is measured at amortized cost using the effective interest method.
All other leases are classified as operating leases. We recognize operating lease expense in Operating costs in the income statements on a straight-line basis over the term of the lease.
ASSET RETIREMENT OBLIGATIONS (AROs)
We initially measure and record AROs at management’s best estimate using a present value methodology, adjusted subsequently for any changes in the timing or amount of cash flows and changes in discount rates. We capitalize asset retirement costs as part of the related assets and amortize them into earnings over time. We also increase the ARO and record a corresponding amount in interest expense to reflect the passage of time.

j) Intangible assets
FINITE-LIFE INTANGIBLE ASSETS
Finite-life intangible assets are recorded at cost less accumulated amortization, and accumulated impairment losses, if any.
SOFTWARE
We record internal-use software at historical cost. Cost includes expenditures that are attributable directly to the acquisition or development of the software, including the purchase cost and labour.
Software development costs are capitalized when all the following conditions are met:

•	technical feasibility can be demonstrated

•	management has the intent and the ability to complete the asset for use or sale

•	it is probable that economic benefits will be generated

•	costs attributable to the asset can be measured reliably
CUSTOMER RELATIONSHIPS
Customer relationship assets are acquired through business combinations and are recorded at fair value at the date of acquisition.
PROGRAM AND FEATURE FILM RIGHTS
We account for program and feature film rights as intangible assets when these assets are acquired for the purpose of broadcasting. Program and feature film rights, which include producer advances and licence fees paid in advance of receipt of the program or film, are stated at acquisition cost less accumulated amortization, and accumulated impairment losses, if any. Programs and feature films under licence agreements are recorded as assets for rights acquired and Iiabilities for obligations incurred when:

•	we receive a broadcast master and the cost is known or reasonably determinable for new program and feature film licences

•	the licence term commences for licence period extensions or syndicated programs
Programs and feature films are classified as non-current assets with related liabilities classified as current or non-current, based on the payment terms. Amortization of program and feature film rights is recorded in Operating costs in the income statements.
INDEFINITE-LIFE INTANGIBLE ASSETS
Brand assets, mainly comprised of the Bell, Bell Media and Bell MTS brands, and broadcast licences are acquired through business combinations and are recorded at fair value at the date of acquisition, less accumulated impairment losses, if any. Wireless spectrum licences are recorded at acquisition cost, including borrowing costs when the time to build or develop the related network is in excess of one year. Borrowing costs are calculated at a rate that is based on our weighted average interest rate on our outstanding long-term debt.
Currently there are no legal, regulatory, competitive or other factors that limit the useful lives of our brands or spectrum licences.

k) Depreciation and amortization
We depreciate property, plant and equipment and amortize finite-life intangible assets on a straight-line basis over their estimated useful lives. We review our estimates of useful lives on an annual basis and adjust depreciation and amortization on a prospective basis, as required. Land and assets under construction or development are not depreciated.

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

l) Investments in associates and joint arrangements
Our financial statements incorporate our share of the results of our associates and joint ventures using the equity method of accounting, except when the investment is classified as held for sale. Equity income from investments is recorded in Other (expense) income in the income statements.
Investments in associates and joint ventures are recognized initially at cost and adjusted thereafter to include the company’s share of income or loss and comprehensive income on an after-tax basis.
Investments are reviewed for impairment at each reporting period and we compare their recoverable amount to their carrying amount when there is an indication of impairment.
We recognize our share of the assets, liabilities, revenues and expenses of joint operations in accordance with the related contractual agreements.

m) Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition-related transaction costs are expensed as incurred and recorded in Severance, acquisition and other costs in the income statements.
Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair values at the date of acquisition. When we acquire control of a business, any previously-held equity interest is remeasured to fair value and any gain or loss on remeasurement is recognized in Other (expense) income in the income statements. The excess of the purchase consideration and any previously-held equity interest over the fair value of identifiable net assets acquired is recorded as Goodwill in the statements of financial position. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously-held equity interest, the difference is recognized in Other (expense) income in the income statements immediately as a bargain purchase gain.
Changes in our ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Any difference between the change in the carrying amount of non-controlling interest (NCI) and the consideration paid or received is attributed to owner’s equity.

n) Impairment of non-financial assets
Goodwill and indefinite-life intangible assets are tested for impairment annually or when there is an indication that the asset may be impaired. Property, plant and equipment and finite-life intangible assets are tested for impairment if events or changes in circumstances, assessed at each reporting period, indicate that their carrying amount may not be recoverable. For the purpose of impairment testing, assets other than goodwill are grouped at the lowest level for which there are separately identifiable cash inflows.
Impairment losses are recognized and measured as the excess of the carrying value of the assets over their recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal and its value in use. Previously recognized impairment losses, other than those attributable to goodwill, are reviewed for possible reversal at each reporting date and, if the asset’s recoverable amount has increased, all or a portion of the impairment is reversed.
GOODWILL IMPAIRMENT TESTING
We perform an annual test for goodwill impairment in the fourth quarter for each of our cash generating units (CGUs) or groups of CGUs to which goodwill is allocated, and whenever there is an indication that goodwill might be impaired.
A CGU is the smallest identifiable group of assets that generates cash inflows that are independent of the cash inflows from other assets or groups of assets.
We identify any potential impairment by comparing the carrying value of a CGU or group of CGUs to its recoverable amount. The recoverable amount of a CGU or group of CGUs is the higher of its fair value less costs of disposal and its value in use. Both fair value less costs of disposal and value in use are based on estimates of discounted future cash flows or other valuation methods. Cash flows are projected based on past experience, actual operating results and business plans. When the recoverable amount of a CGU or group of CGUs is less than its carrying value, the recoverable amount is determined for its identifiable assets and liabilities. The excess of the recoverable amount of the CGU or group of CGUs over the total of the amounts assigned to its assets and liabilities is the recoverable amount of goodwill.
An impairment charge is recognized in Other (expense) income in the income statements for any excess of the carrying value of goodwill over its recoverable amount. For purposes of impairment testing of goodwill, our CGUs or groups of CGUs correspond to our reporting segments as disclosed in Note 4, Segmented information.

o) Financial instruments
TRADE AND OTHER RECEIVABLES
Trade and other receivables, which include trade receivables and other short-term receivables, are measured at amortized cost using the effective interest method, net of any allowance for doubtful accounts. An allowance for doubtful accounts is established based on individually significant exposures or on historical trends. Factors considered when establishing an allowance include current economic conditions, historical information and the reason for the delay in payment. Amounts considered uncollectible are written off and recognized in Operating costs in the income statements.
AVAILABLE-FOR-SALE (AFS) FINANCIAL ASSETS
Our portfolio investments in equity securities are classified as AFS and are presented in our statements of financial position as Other non-current assets. They have been designated as such based on management’s intentions or because they are not classified in any other categories. These securities are recorded at fair value on the date of acquisition, including related transaction costs, and are adjusted to fair value at each reporting date. The corresponding unrealized gains and losses are recorded in Other comprehensive (loss) income in the consolidated statements of comprehensive income (statements of comprehensive income) and are reclassified to Other (expense) income in the income statements when realized or when an impairment is determined.
OTHER FINANCIAL LIABILITIES
Other financial liabilities, which include trade payables and accruals, compensation payable, obligations imposed by the Canadian Radio-television and Telecommunications Commission (CRTC), interest payable and long-term debt, are recorded at amortized cost using the effective interest method.
COSTS OF ISSUING DEBT AND EQUITY
The cost of issuing debt is included as part of long-term debt and is accounted for at amortized cost using the effective interest method. The cost of issuing equity is reflected in the consolidated statements of changes in equity as a charge to the deficit.

p) Derivative financial instruments
We use derivative financial instruments to manage interest rate risk, foreign currency risk and cash flow exposures related to share-based payment plans, capital expenditures, long-term debt instruments and operating revenues and expenses. We do not use derivative financial instruments for speculative or trading purposes.
HEDGE ACCOUNTING
To qualify for hedge accounting, we document the relationship between the derivative and the related identified risk exposure, and our risk management objective and strategy. This includes associating each derivative to a specific asset or liability, a specific firm commitment, anticipated purchases or sales.
We assess the effectiveness of a derivative in managing an identified risk exposure when hedge accounting is initially applied, and on an ongoing basis thereafter. If a hedge becomes ineffective, we stop using hedge accounting.
FAIR VALUE HEDGES
We enter into interest rate swaps to manage the effect of changes in interest rates relating to fixed-rate long-term debt. These swaps involve exchanging interest payments without exchanging the notional amount on which the payments are based. We record the exchange of payments as an adjustment to interest expense on the hedged debt. We include the related net receivable or payable from counterparties in Other current assets or Trade payables and other liabilities in the statements of financial position for swaps due within one year and in Other non-current assets or Other non-current liabilities for swaps that have a maturity of more than one year. Changes in the fair value of these derivatives and the related long-term debt are recognized in Other (expense) income in the income statements and offset, unless a portion of the hedging relationship is ineffective.
CASH FLOW HEDGES
We enter into cash flow hedges to mitigate foreign currency risk on certain debt instruments and anticipated purchases and sales, as well as interest rate risk related to future debt issuances. We use foreign currency forward contracts to manage the exposure to anticipated purchases and sales denominated in foreign currencies.
Changes in the fair value of foreign currency forward contracts related to anticipated purchases and sales are recognized in our statements of comprehensive income, except for any ineffective portion, which is recognized immediately in Other (expense) income in the income statements. Realized gains and losses in Accumulated other comprehensive income are reclassified to the income statements or as an adjustment to the cost basis of the hedged item in the same periods as the corresponding hedged transactions are recognized. Cash flow hedges that mature within one year are included in Other current assets or Trade payables and other liabilities in the statements of financial position, whereas hedges that have a maturity of more than one year are included in Other non-current assets or Other non-current liabilities.
We use cross currency basis swaps and foreign currency forward contracts to manage our U.S. dollar borrowings under our unsecured committed term credit facility and U.S. commercial paper program. Changes in the fair value of these derivatives and the related borrowings are recognized in Other (expense) income in the income statements and offset, unless a portion of the hedging relationship is ineffective.
DERIVATIVES USED AS ECONOMIC HEDGES
We use derivatives to manage cash flow exposures related to equity-settled share-based payment plans and anticipated purchases, equity price risk related to a cash-settled share-based payment plan, and interest rate risk related to preferred share dividend rate resets. As these derivatives do not qualify for hedge accounting, the changes in their fair value are recorded in the income statements in Operating costs for derivatives used to hedge cash-settled share-based payments and in Other (expense) income for other derivatives.

q) Post-employment benefit plans
DEFINED BENEFIT (DB) AND OTHER POST-EMPLOYMENT BENEFIT (OPEB) PLANS
We maintain DB pension plans that provide pension benefits for certain employees. Benefits are based on the employee’s length of service and average rate of pay during the highest paid consecutive five years of service. Most employees are not required to contribute to the plans. Certain plans provide cost of living adjustments to help protect the income of retired employees against inflation.
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods permitted by pension regulatory bodies. Contributions reflect actuarial assumptions about future investment returns, salary projections, future service and life expectancy.
We provide OPEBs to some of our employees, including:

•	healthcare and life insurance benefits during retirement, which were phased out for new retirees over a ten-year period ending on December 31, 2016. We do not fund most of these OPEB plans.

•
other benefits, including workers’ compensation and medical benefits to former or inactive employees, their beneficiaries and dependants, from the time their employment ends until their retirement starts, under certain circumstances

We accrue our obligations and related costs under post-employment benefit plans, net of the fair value of the benefit plan assets. Pension and OPEB costs are determined using:

•	the projected unit credit method, prorated on years of service, which takes into account future pay levels

•	a discount rate based on market interest rates of high-quality corporate fixed income investments with maturities that match the timing of benefits expected to be paid under the plans

•	management’s best estimate of pay increases, retirement ages of employees, expected healthcare costs and life expectancy
We value post-employment benefit plan assets at fair value using current market values.
Post-employment benefit plans current service cost is included in Operating costs in the income statements. Interest on our post-employment benefit assets and obligations is recognized in Finance costs in the income statements and represents the accretion of interest on the assets and obligations under our post-employment benefit plans. The interest rate is based on market conditions that existed at the beginning of the year. Actuarial gains and losses for all post-employment benefit plans are recorded in Other comprehensive (loss) income in the statements of comprehensive income in the period in which they occur and are recognized immediately in the deficit.
December 31 is the measurement date for our significant post-employment benefit plans. Our actuaries perform a valuation based on management's assumptions at least every three years to determine the actuarial present value of the accrued DB pension plan and OPEB obligations. The most recent actuarial valuation of our significant pension plans was as at December 31, 2016.
DEFINED CONTRIBUTION (DC) PENSION PLANS
We maintain DC pension plans that provide certain employees with benefits. Under these plans, we are responsible for contributing a predetermined amount to an employee’s retirement savings, based on a percentage of the employee’s salary.
We recognize a post-employment benefit plans service cost for DC pension plans when the employee provides service to the company, essentially coinciding with our cash contributions.
Generally, new employees can participate only in the DC pension plans.

r) Provisions
Provisions are recognized when all the following conditions are met:

•	the company has a present legal or constructive obligation based on past events

•	it is probable that an outflow of economic resources will be required to settle the obligation

•	the amount can be reasonably estimated
Provisions are measured at the present value of the estimated expenditures expected to settle the obligation, if the effect of the time value of money is material. The present value is determined using current market assessments of the discount rate and risks specific to the obligation. The obligation increases as a result of the passage of time, resulting in interest expense which is recognized in Finance costs in the income statements.

s) Estimates and key judgments
When preparing the financial statements, management makes estimates and judgments relating to:

•	reported amounts of revenues and expenses

•	reported amounts of assets and liabilities

•	disclosure of contingent assets and liabilities
We base our estimates on a number of factors, including historical experience, current events and actions that the company may undertake in the future, and other assumptions that we believe are reasonable under the circumstances. By their nature, these estimates and judgments are subject to measurement uncertainty and actual results could differ. Our more significant estimates and judgments are described below.
ESTIMATES
USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT AND FINITE-LIFE INTANGIBLE ASSETS
Property, plant and equipment represent a significant proportion of our total assets. Changes in technology or our intended use of these assets, as well as changes in business prospects or economic and industry factors, may cause the estimated useful lives of these assets to change.
POST-EMPLOYMENT BENEFIT PLANS
The amounts reported in the financial statements relating to DB pension plans and OPEBs are determined using actuarial calculations that are based on several assumptions.
The actuarial valuation uses management’s assumptions for, among other things, the discount rate, life expectancy, the rate of compensation increase, trends in healthcare costs and expected average remaining years of service of employees.
The most significant assumptions used to calculate the net post-employment benefit plans cost are the discount rate and life expectancy.
The discount rate is based on the yield on long-term, high-quality corporate fixed income investments, with maturities matching the estimated cash flows of the post-employment benefit plans. Life expectancy is based on publicly available Canadian mortality tables and is adjusted for the company’s specific experience.
IMPAIRMENT OF NON-FINANCIAL ASSETS
We make a number of estimates when calculating recoverable amounts using discounted future cash flows or other valuation methods to test for impairment. These estimates include the assumed growth rates for future cash flows, the number of years used in the cash flow model and the discount rate.
DEFERRED TAXES
The amount of deferred tax assets and liabilities are estimated with consideration given to the timing, sources and amounts of future taxable income.
FAIR VALUE OF FINANCIAL INSTRUMENTS
Certain financial instruments, such as investments in equity securities, derivative financial instruments and certain elements of borrowings, are carried in the statements of financial position at fair value, with changes in fair value reflected in the income statements and the statements of comprehensive income. Fair values are estimated by reference to published price quotations or by using other valuation techniques that may include inputs that are not based on observable market data, such as discounted cash flows and earnings multiples.
CONTINGENCIES
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. Pending claims and legal proceedings represent a potential cost to our business. We estimate the amount of a loss by analyzing potential outcomes and assuming various litigation and settlement strategies, based on information that is available at the time.
ONEROUS CONTRACTS
A provision for onerous contracts is recognized when the unavoidable costs of meeting our obligations under a contract exceed the expected benefits to be received under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of completing the contract.
JUDGMENTS
POST-EMPLOYMENT BENEFIT PLANS
The determination of the discount rate used to value our post-employment benefit obligations requires judgment. The rate is set by reference to market yields of high-quality corporate fixed income investments at the beginning of each fiscal year. Significant judgment is required when setting the criteria for fixed income investments to be included in the population from which the yield curve is derived. The most significant criteria considered for the selection of investments include the size of the issue and credit quality, along with the identification of outliers, which are excluded.
INCOME TAXES
The calculation of income taxes requires judgment in interpreting tax rules and regulations. There are transactions and calculations for which the ultimate tax determination is uncertain. Our tax filings are also subject to audits, the outcome of which could change the amount of current and deferred tax assets and liabilities.
Management judgment is used to determine the amounts of deferred tax assets and liabilities and future tax liabilities to be recognized. In particular, judgment is required when assessing the timing of the reversal of temporary differences to which future income tax rates are applied.
MULTIPLE-ELEMENT ARRANGEMENTS
Determining the amounts of revenue to be recognized for multiple-element arrangements requires judgment to establish the separately identifiable components and the allocation of the total price between those components.
CGUs
The determination of CGUs or groups of CGUs for the purpose of impairment testing requires judgment.
CONTINGENCIES
The determination of whether a loss is probable from claims and legal proceedings and whether an outflow of resources is likely requires judgment.

t) Change in accounting estimate
In 2017 and 2016, as part of our ongoing annual review of property, plant and equipment and finite-life intangible assets, and to better reflect their useful lives, we increased the estimate of useful lives of certain assets. The changes have been applied prospectively effective January 1, 2017 and January 1, 2016, and did not have a significant impact on our financial statements.

u) Adoption of amended accounting standards

As required, effective January 1, 2017, we adopted the following amended accounting standard.

STANDARD	DESCRIPTION	IMPACT
Amendments to IAS 7 – Statement of Cash Flows
Requires enhanced disclosures about changes in liabilities arising from financing activities, including changes from financing cash flows, changes arising from obtaining or losing control of subsidiaries or other businesses, the effect of changes in foreign exchange rates and changes in fair values.
The required enhanced disclosures have been provided in Note 27, Additional cash flow information.

v) Future changes to accounting standards
The following new or amended standards and interpretation issued by the IASB have an effective date after December 31, 2017 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
IFRS 15 – Revenue from Contracts with Customers
Establishes principles to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of IAS 17 – Leases or other IFRSs. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:
1. Identify the contract with a
 customer
2. Identify the performance
obligations in the contract
3. Determine the transaction price
4. Allocate the transaction price to the
performance obligations in the
contract
5. Recognize revenue when (or as) the
entity satisfies a performance
obligation
The new standard also provides guidance relating to principal versus agent relationships, licences of intellectual property, contract costs and the measurement and recognition of gains and losses on the sale of certain non-financial assets such as property and equipment. Additional disclosures will also be required under the new standard.

IFRS 15 will principally affect the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 will also affect how we account for costs to obtain a contract.

• Under multiple-element arrangements, revenue allocated to a satisfied performance obligation will no longer be limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract will be largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This will result in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset will be realized over the term of the customer contract.
• As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts will be attributed to a delivered product, resulting in a corresponding decrease in service revenue.
• Sales commissions and any other incremental costs of obtaining a contract with a customer will be recognized on the balance sheet and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below.

Under IFRS 15, certain practical expedients are permitted both on transition and on an ongoing basis.

• On transition, completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated. Similarly, contracts modified prior to January 1, 2017 are not restated.
• When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we will recognize revenue in the amount to which we have a right to invoice.
• Costs of obtaining a contract that would be amortized within one year or less will be immediately expensed.

We continue to make progress towards adoption of IFRS 15 according to our detailed implementation plan. Changes and enhancements to our existing information technology (IT) systems, business processes, and systems of internal control are being completed. A dedicated project team that leverages key resources throughout the company is in place to effect the necessary changes.

Annual periods beginning on or after January 1, 2018, using a full retrospective approach for all periods presented in the period of adoption.

While our testing and data validation process is ongoing, we expect that the impact of the new standard will be most pronounced in our Bell Wireless segment.

• Although total revenue recognized over the term of a customer contract is not expected to change significantly, our preliminary estimate of the impact of adopting IFRS 15 is a decrease in 2017 service revenues within the range of $1.2 billion to $1.4 billion, with a corresponding increase in product revenue.
• Total operating revenues less operating costs in 2017 is estimated to increase by approximately $0.1 billion.
• Total assets on our January 1, 2017 statement of financial position will increase as we record contract assets and costs to obtain a contract. We currently estimate the value of the gross contract assets to be in the range of $1.1 billion to $1.3 billion and an increase in costs to obtain a contract of approximately $0.3 billion to $0.4 billion, both of which would be recognized through an adjustment to opening retained earnings.
• Total liabilities will increase mainly to reflect a resulting $0.4 billion deferred tax liability, also recognized through an adjustment to opening retained earnings.
• We do not expect that IFRS 15 will impact our cash flows from operating activities.

Amendments to IFRS 2 – Share-based Payment
Clarifies the classification and measurement of cash-settled share-based payment transactions that include a performance condition, share-based payment transactions with a net settlement feature for withholding tax obligations, and modifications of a share-based payment transaction from cash-settled to equity-settled.
	The amendments to IFRS 2 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2018.
IFRS 9 – Financial Instruments
Sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy and sell non-financial items. IFRS 9 replaces IAS 39 – Financial Instruments: Recognition and Measurement. The new standard establishes a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. It also provides guidance on an entity’s own credit risk relating to financial liabilities and modifies the hedge accounting model to better link the economics of risk management with its accounting treatment. Additional disclosures will also be required under the new standard.
	The amendments to IFRS 9 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2018.

IFRS 16 – Leases
Eliminates the distinction between operating and finance leases for lessees, requiring instead that leases be capitalized by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, an entity recognizes a financial liability representing its obligation to make future lease payments. A depreciation charge for the lease asset is recorded within operating costs and an interest expense on the lease liability is recorded within finance costs.
IFRS 16 does not require a lessee to recognize assets and liabilities for short-term leases and leases of low-value assets, nor does it substantially change lease accounting for lessors.

We continue to make progress towards adoption of IFRS 16 according to our detailed implementation plan. Changes and enhancements to our existing IT systems, business processes and systems of internal control are being designed and tested.
It is not yet possible to make a reliable estimate of the impact of the new standard on our financial statements.
Annual periods beginning on or after January 1, 2019, using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach.
International Financial Reporting Interpretations Committee (IFRIC) 23 – Uncertainty over Income Tax Treatments
IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers uncertain tax treatments separately or as a group, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.
	We are currently evaluating the impact of IFRIC 23 on our financial statements.	Annual periods beginning on or after January 1, 2019, using either a full retrospective or a modified retrospective approach.